Remuneration and other benefits paid to the Bank’s directors and senior managers - Emoluments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€) numberOfRemunerationComponent	Dec. 31, 2020 EUR (€)	Apr. 01, 2020
Remuneration of key personnel
Remuneration of directors approved by the board of directors			€ 6,000,000
By-law stipulated emoluments			€ 4,800,000	€ 4,100,000
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments, per director		€ 595,000
Reduction in directors' remuneration, percentage					20.00%
Minimum | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments, per director				€ 700,000
Bank's directors and senior managers
Remuneration of key personnel
Number of remuneration components | numberOfRemunerationComponent			2
Members of the board of directors
Remuneration of key personnel
Annual emoluments, per director	€ 22,500	49,500	€ 90,000
Members of the executive committee
Remuneration of key personnel
Annual emoluments, per director	42,500	93,500	170,000
Members of the audit committee
Remuneration of key personnel
Annual emoluments, per director	10,000	22,000	40,000
Members of the appointments committee
Remuneration of key personnel
Annual emoluments, per director	6,250	13,750	25,000
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments, per director	6,250	13,750	25,000
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments, per director	10,000	22,000	40,000
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments, per director	3,750	8,250	15,000
Members of the innovation and technology committee
Remuneration of key personnel
Annual emoluments, per director	0	0	25,000
Chairman of the audit committee
Remuneration of key personnel
Annual emoluments, per director	17,500	38,500	70,000
Chairman of the appointments committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500	50,000
Chairman of the remuneration committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500	50,000
Chairman of the risk, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments, per director	17,500	38,500	70,000
Chairman of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments, per director	12,500	27,500	50,000
Chairman of the innovation and technology committee
Remuneration of key personnel
Annual emoluments, per director	0	0	70,000
Lead director
Remuneration of key personnel
Annual emoluments, per director	27,500	60,500	110,000
Non-executive vice chairmen
Remuneration of key personnel
Annual emoluments, per director	€ 7,500	€ 16,500	€ 30,000